BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Capital Appreciation V.I. Fund

BlackRock Large Cap Focus Growth V.I. Fund

(the “Funds”)

Supplement dated March 12, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each of the Funds, each dated May 1, 2023

Effective March 8, 2024, BlackRock Advisors, LLC, each Fund’s investment adviser (“BlackRock”), has agreed contractually to: (i) lower the contractual total operating expense cap for each Fund’s Class I and Class III Shares and (ii) extend each Fund’s existing contractual fee waivers. To achieve the expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if the Funds’ annual fund operating expenses, excluding certain expenses described in the Prospectus, exceed a certain limit for each share class.

Accordingly, effective March 8, 2024, the following changes are made to each Funds’ Summary Prospectus, Prospectus and SAI, as applicable:

The section of the Summary Prospectus and Prospectus entitled “Key Facts About BlackRock Capital Appreciation V.I. Fund — Fees and Expenses of the Fund” or “Fund Overview — Key Facts About BlackRock Capital Appreciation V.I. Fund — Fees and Expenses of the Fund,” as applicable, are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and example below do not include separate account fees and expenses, and expenses would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*	Class I Shares	Class III Shares
Management Fees[1]	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[2]	0.29%	0.29%
Total Annual Fund Operating Expenses[2,3]	0.94%	1.19%
Fee Waivers and/or Expense Reimbursements[1,4]	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,4]	0.79%	1.04%

*	Based on fiscal year ended December 31, 2023 amounts.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2026. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2026. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Variable Series Funds, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund.

2	Other Expenses have been restated to reflect current fees.

3

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, due to the restatement of Other Expenses to reflect current fees.

[4]

As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.79% (for Class I Shares) and 1.04% (for Class III Shares) of average daily net assets through June 30, 2026. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% (for Class I Shares) and 0.08% (for Class III Shares) of average daily net assets through June 30, 2026. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$81	$269	$490	$1,126
Class III Shares	$106	$347	$625	$1,416

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

The section of the Summary Prospectus and Prospectus entitled “Key Facts About BlackRock Large Cap Focus Growth V.I. Fund — Fees and Expenses of the Fund” or “Fund Overview — Key Facts About BlackRock Large Cap Focus Growth V.I. Fund — Fees and Expenses of the Fund,” as applicable, are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and example below do not include separate account fees and expenses, and expenses would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*	Class I Shares	Class III Shares
Management Fees[1]	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[2]	0.27%	0.30%
Total Annual Fund Operating Expenses[2,3]	0.92%	1.20%
Fee Waivers and/or Expense Reimbursements[1,4]	(0.13)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,4]	0.79%	1.04%

*	Based on fiscal year ended December 31, 2023 amounts.
[1]

As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2026. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2026. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Variable Series Funds, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund.

2	Other Expenses have been restated to reflect current fees.

3

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, due to the restatement of Other Expenses to reflect current fees.

[4]

As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.79% (for Class I Shares) and 1.04% (for Class III Shares) of average daily net assets through June 30, 2026. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% (for Class I Shares) and 0.07% (for Class III Shares) of average daily net assets through June 30, 2026. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$81	$267	$483	$1,107
Class III Shares	$106	$348	$628	$1,425

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

The fourth paragraph in the section of the Prospectus for Class I Shares entitled “Management of the Funds — BlackRock” related to contractual management fee waivers is deleted in its entirety and replaced with the following:

BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s (except BlackRock 60/40 Target Allocation ETF V.I. Fund and BlackRock Government Money Market V.I. Fund) assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2024 (for each Fund except BlackRock Capital Appreciation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund) and June 30, 2026 (for BlackRock Capital Appreciation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund). BlackRock has contractually agreed to waive the management fee with respect to any portion of BlackRock 60/40 Target Allocation ETF V.I. Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2024. In addition, with respect to each Fund (except BlackRock Government Money Market V.I. Fund), BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates (the “affiliated money market fund waiver”), through June 30, 2024 (for each Fund except BlackRock Capital Appreciation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund) and June 30, 2026 (for BlackRock Capital Appreciation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund). The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund.

The sixth paragraph and table in the section of the Prospectus for Class I Shares entitled “Management of the Funds — BlackRock” related to contractual caps are deleted in their entirety and replaced with the following:

With respect to Class I Shares of each Fund, as set forth in the table below, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements. With respect to Class I Shares of certain Funds, BlackRock has contractually agreed to reimburse fees in order to limit operational and recordkeeping fees to the amounts noted in the table below.

	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Contractual Caps[1] on fees paid by Fund for Operational and Recordkeeping Services
60/40 Target Allocation ETF V.I. Fund	0.19%	—
Advantage Large Cap Core V.I. Fund	1.25%	0.05%
Advantage Large Cap Value V.I. Fund	0.60%	0.00%
Advantage SMID Cap V.I. Fund	0.55%	0.07%
Basic Value V.I. Fund	1.25%	0.06%
Capital Appreciation V.I. Fund	0.79%	0.07%
Equity Dividend V.I. Fund	1.25%	0.00%
Global Allocation V.I. Fund	1.25%	0.07%
Government Money Market V.I. Fund	0.30%	—
International Index V.I. Fund	0.27%	0.05%
International V.I. Fund	0.86%	0.08%
Large Cap Focus Growth V.I. Fund	0.79%	0.07%
Managed Volatility V.I. Fund	0.59%	0.00%
S&P 500 Index V.I. Fund	0.15%	0.05%
Small Cap Index V.I. Fund	0.22%	0.05%

[1]

The contractual caps for each Fund are in effect through June 30, 2024 (for each Fund except BlackRock Capital Appreciation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund) and June 30, 2026 (for BlackRock Capital Appreciation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund). The contractual agreement may be terminated, with respect to each Fund, upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets and based on current fees.

The fourth paragraph in the section of the Prospectus for Class III Shares entitled “Management of the Funds — BlackRock” related to contractual management fee waivers is deleted in its entirety and replaced with the following:

BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s (except BlackRock 60/40 Target Allocation ETF V.I. Fund) assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2024 (for each Fund except BlackRock Capital

Appreciation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund) and June 30, 2026 (for BlackRock Capital Appreciation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund). BlackRock has contractually agreed to waive the management fee with respect to any portion of BlackRock 60/40 Target Allocation ETF V.I. Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2024. In addition, with respect to each Fund, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates (the “affiliated money market fund waiver”), through June 30, 2024 (for each Fund except BlackRock Capital Appreciation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund) and June 30, 2026 (for BlackRock Capital Appreciation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund). The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund.

The sixth paragraph and table in the section of the Prospectus for Class III Shares entitled “Management of the Funds — BlackRock” related to contractual caps are deleted in their entirety and replaced with the following:

With respect to Class III Shares of each Fund, as set forth in the table below, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements. With respect to Class III Shares of certain Funds, BlackRock has contractually agreed to reimburse fees in order to limit operational and recordkeeping fees to the amounts noted in the table below.

	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Contractual Caps[1] on fees paid by Fund for Operational and Recordkeeping Services
60/40 Target Allocation ETF V.I. Fund	0.44%	—
Advantage Large Cap Core V.I. Fund	1.50%	0.08%
Advantage Large Cap Value V.I. Fund	0.85%	0.11%
Advantage SMID Cap V.I. Fund	0.80%	0.01%
Basic Value V.I. Fund	1.50%	0.09%
Capital Appreciation V.I. Fund	1.04%	0.08%
Equity Dividend V.I. Fund	1.50%	0.00%
Global Allocation V.I. Fund	1.50%	0.07%
International Index V.I. Fund	0.52%	0.05%
Large Cap Focus Growth V.I. Fund	1.04%	0.07%
Managed Volatility V.I. Fund	0.84%	0.00%
S&P 500 Index V.I. Fund	0.40%	0.05%
Small Cap Index V.I. Fund	0.47%	0.05%

[1]

The contractual caps for each Fund are in effect through June 30, 2024 (for each Fund except BlackRock Capital Appreciation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund) and June 30, 2026 (for BlackRock Capital Appreciation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund). The contractual agreement may be terminated, with respect to each Fund, upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets and based on current fees.

The second paragraph in the section of the SAI entitled “Management, Advisory and Other Service Arrangements” is deleted in its entirety and replaced with the following:

BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s (except BlackRock 60/40 Target Allocation ETF V.I. Fund and BlackRock Government Money Market V.I. Fund) assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2024 (for each Fund except BlackRock Capital Appreciation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund) and June 30, 2026 (for BlackRock Capital Appreciation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund). BlackRock has contractually agreed to waive the management fee with respect to any portion of BlackRock 60/40 Target Allocation ETF V.I. Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2024. In addition, with respect to each Fund (except BlackRock Government Money Market V.I. Fund), BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates (the “affiliated money market fund waiver”), through June 30, 2024 (for each Fund except BlackRock Capital Appreciation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund) and June 30, 2026 (for BlackRock Capital Appreciation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund). The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund.

* * *

Shareholders should retain this Supplement for future reference.

PR2SAI-2VI-0324SUP